CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Operating Activities
Net earnings	$ 504,961	$ 479,196	$ 399,776
Adjustments to reconcile to net cash provided by operating activities:
Depreciation	110,519	114,689	115,059
Amortization of intangibles	8,975	9,476	10,532
Equity in earnings of affiliates, net of dividends	(1,583)	(22,726)	(13,126)
Provision for deferred income taxes	4,668	6,752	29,429
Gain on property/equipment sales and plant facilities	(170)	(632)	(394)
Non-cash investment activities	(3,514)	3,995	(1,760)
Stock-based compensation expense	16,710	17,229	14,402
Excess tax benefit from stock-based compensation	(8,847)	(15,205)	(10,298)
Other		486	7,595
Changes in operating assets and liabilities, net of acquisitions:
Increase in accounts receivable	(45,931)	(30,171)	(58,647)
Increase in inventories	(64,698)	(92,052)	(73,909)
Decrease in prepaid expenses and other current assets	7,194	10,513	39,289
(Decrease) increase in pension and post-retirement benefits	(10,019)	5,197	(35,265)
(Decrease) increase in accounts payable and accrued expenses	(484)	3,732	62,849
Net Cash Provided by Operating Activities	517,781	490,479	485,532
Investing Activities
Net purchase of trading securities		(20,000)	(50,000)
Acquisitions of businesses/intangibles	(168)	(7,207)	(28,104)
Purchases of property/equipment	(132,303)	(96,911)	(89,823)
Proceeds from sales of property/equipment	4,564	4,386	4,915
Decrease (increase) in investments, equity in affiliates, and other assets	21,143	(51,253)	(95,464)
Net Cash Used in Investing Activities	(106,764)	(170,985)	(258,476)
Financing Activities
Proceeds from Long-term debt, net		247,564
Principal payments on Long-term debt		(350,000)
Dividends paid on common stock	(152,204)	(129,975)	(109,374)
Share repurchase	(61,366)	(152,930)	(69,574)
Proceeds from exercise of stock options	14,700	53,780	22,884
Excess tax benefit from stock-based compensation	8,847	15,205	10,298
Distribution to noncontrolling interest	(3,500)	(8,000)
Proceeds from noncontrolling interest	774
Other		(1,146)
Net Cash Used in Financing Activities	(192,749)	(325,502)	(145,766)
Effect of exchange rate changes on cash	990	1,293	1,303
Increase (Decrease) in Cash and Cash Equivalents	219,258	(4,715)	82,593
Cash and cash equivalents at beginning of year	463,130	467,845	385,252
Cash and Cash Equivalents at End of Year	$ 682,388	$ 463,130	$ 467,845